INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

6.	INTANGIBLE ASSETS, NET

	December 31,
	2022	2021
Finite-lived intangible assets:
Internal-use software	$4,200	$4,207
Less: accumulated amortization	(2,827)	(1,430)

	$1,373	$2,777

The amortization expenses of
internal-use
software recognized for the years ended December 31, 2022, 2021 and 2020 were $1,396, $1,401 and $33, respectively.

As of December 31, 2022, the estimated future amortization expenses of internal-use
software are as follows:

Year ending December 31,
2023	$1,368
2024	5

$1,373